UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6295

        Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 18.5% (11.6% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	$533,350
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,315	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	1,402,711
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	652,236
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	2,881,975
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
105	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/07 at 100.00	AAA	105,290
	Series 1990, 7.200%, 7/01/15 – AMBAC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	AAA	721,612
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
4,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series	7/08 at 101.00	Aaa	4,430,532
	1998, 5.000%, 7/01/21 – AMBAC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	AAA	1,425,546
800	5.500%, 7/01/20 – AMBAC Insured	7/11 at 100.00	AAA	844,768
600	5.500%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AAA	633,576
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,196,166
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,122,980
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	763,445
	5.000%, 7/01/37 (WI/DD, Settling 7/11/07) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – MBIA Insured	7/11 at 101.00	AAA	1,044,240
2,875	5.250%, 7/01/30 – MBIA Insured	7/11 at 101.00	AAA	3,000,781
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,228,180
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	848,168
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	679,774
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AAA	1,025,200
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	1/09 at 101.00	AAA	7,375,788
	Mann School, Series 1998, 5.000%, 7/01/28 – MBIA Insured
2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	2,074,300
	Stadium Project, Series 2006, 5.000%, 1/01/36 – AMBAC Insured
13,240	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	13,721,539
	Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured (UB)
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	1,242,609
1,350	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	1,398,641
8,380	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	8,681,931
990	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	1,076,783
	1875, 6.951%, 3/01/46 – FGIC Insured (IF)
995	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	1,036,760
	7/01/32 (WI/DD, Settling 7/12/07) – AMBAC Insured

61,345	Total Education and Civic Organizations			64,148,881

	Health Care – 18.5% (11.6% of Total Investments)
740	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	762,422
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/07 at 102.00	AAA	6,155,966
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	5,946,136
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	3,010,380
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,738,579
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
6,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	2/08 at 102.00	AAA	6,678,555
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,038,640
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	6,679,806
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	2,603,175
3,210	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AAA	3,319,750
2,845	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,042,215
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	12,512,816
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	2,108,025
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,938,712
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	3,216,840
1,235	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AAA	1,375,839
	2007A, 5.250%, 7/01/34 – FGIC Insured

61,750	Total Health Care			64,127,856

	Housing/Multifamily – 4.7% (3.0% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,552,144
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,552,835
5,445	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	5,642,980
2,695	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/07 at 105.00	AAA	2,835,382
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
540	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	515,635
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
760	6.100%, 11/01/15 – FSA Insured	11/07 at 101.00	AAA	768,960
3,415	6.125%, 11/01/20 – FSA Insured	11/07 at 101.00	AAA	3,454,819

15,795	Total Housing/Multifamily			16,322,755

	Industrials – 1.1% (0.7% of Total Investments)
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	3,791,083
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.5% of Total Investments)
2,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	2,098,960
	2000B, 6.000%, 8/01/24 – MBIA Insured
6,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	6,257,580
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured

8,000	Total Long-Term Care			8,356,540

	Tax Obligation/General – 14.7% (9.2% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,591,650
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	793,000
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AAA	2,112,460
5,975	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	5,661,313
	4.500%, 2/15/47 – MBIA Insured (UB)
45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 –	8/07 at 100.00	AAA	45,088
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
3,995	5.125%, 8/01/25 – MBIA Insured	8/08 at 101.00	AAA	4,076,338
5,410	5.375%, 8/01/27 – MBIA Insured	8/08 at 101.00	AAA	5,537,297
4,880	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29 –	4/09 at 101.00	AAA	4,966,474
	MBIA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 –	8/10 at 101.00	AAA	3,116,340
	FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,250	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,404,213
1,650	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,727,220
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	3,042,303
	FGIC Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	104,562
100	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	104,562
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AAA	1,144,022
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AAA	1,150,502
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AAA	1,162,608
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AAA	1,171,498
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AAA	1,181,050
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AAA	926,616
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – MBIA Insured	No Opt. Call	AAA	806,898
735	5.250%, 10/01/21 – MBIA Insured	No Opt. Call	AAA	808,375
730	5.250%, 10/01/22 – MBIA Insured	No Opt. Call	AAA	803,934
730	5.250%, 10/01/23 – MBIA Insured	No Opt. Call	AAA	804,599
730	5.250%, 10/01/24 – MBIA Insured	No Opt. Call	AAA	806,760
730	5.250%, 10/01/25 – MBIA Insured	No Opt. Call	AAA	808,716
725	5.250%, 10/01/26 – MBIA Insured	No Opt. Call	AAA	803,924
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – MBIA Insured	8/15 at 100.00	AAA	2,295,098

48,402	Total Tax Obligation/General			50,957,420

	Tax Obligation/Limited – 49.7% (31.1% of Total Investments)
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	10,082
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – MBIA Insured
5	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/07 at 102.00	AAA	5,108
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AAA	7,474,313
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	3,776,999
	2004-2, 5.000%, 7/01/20 – FGIC Insured
2,250	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	2,322,563
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	709,711
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,782,674
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	8,351,443
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,142,113
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,322,373
1,225	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,315,050
1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,866,770
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,849,500
	5.250%, 11/15/25 – FSA Insured
5,015	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	5,202,912
	5.000%, 11/15/31 – MBIA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	4,902,680
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,000	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	2,271,900
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,197,400
5,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	5,324,350
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	2,442,688
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	4,151,696
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,173,800
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,595,662
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,593,056
3,200	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	3,296,416
	Stadium Project, Series 2006, 5.000%, 1/01/46 (WI/DD, Settling 7/02/07) – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	3,785,163
1,960	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,035,676
3,170	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	3,288,368
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,555,065
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	5,835,088
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
2,820	5.250%, 5/01/16 – MBIA Insured	11/11 at 101.00	AAA	2,986,183
1,000	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	1,058,930
6,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	7,040,319
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
3,160	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	3,322,045
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,088,840
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,625,720
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,500	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,587,200
6,000	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	6,154,920
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,032,338
	4/01/16 – FSA Insured
7,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	7,880,433
	4/01/20 – MBIA Insured
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/11 at 100.00	AAA	908,565
920	5.125%, 5/15/20 – AMBAC Insured	5/11 at 100.00	AAA	955,291
965	5.250%, 5/15/21 – AMBAC Insured	5/11 at 100.00	AAA	1,006,649
1,015	5.250%, 5/15/22 – AMBAC Insured	5/11 at 100.00	AAA	1,054,930
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,044,770
	Series 2004, 5.000%, 4/01/22 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	9,464,695
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,572,015
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,038,230
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	11,714,051
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	1,053,180
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	4,795,533
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,452,640
	2002E, 5.500%, 7/01/18 – FSA Insured

163,860	Total Tax Obligation/Limited			172,418,096

	Transportation – 11.3% (7.1% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	AAA	6,420,840
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	2,092,060
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AAA	1,428,637
4,575	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AAA	4,706,943
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	2,755,541
2,760	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	2,853,288
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,711,116
	FSA Insured
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,583,825
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	1,740,694
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	7,102,690
	Series 2000, 5.750%, 10/15/26 – MBIA Insured (Alternative Minimum Tax)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	1,764,319
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	4,008,810

37,490	Total Transportation			39,168,763

	U.S. Guaranteed – 22.2% (13.9% of Total Investments) (4)
2,095	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	2,220,972
	Facilities, Series 2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11) – FGIC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,580,910
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A:
1,990	0.000%, 7/01/17 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,786,980
2,235	0.000%, 7/01/18 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,006,985
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,240,460
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,679,223
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	9/07 at 108.93	Baa1 (4)	661,833
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
	Erie County, New York, General Obligation Bonds, Series 1999A:
700	5.500%, 10/01/17 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	AAA	732,571
700	5.250%, 10/01/19 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	AAA	728,826
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
1,150	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	1,176,496
4,000	5.250%, 12/01/26 (Pre-refunded 6/01/08) – MBIA Insured	6/08 at 101.00	AAA	4,096,640
3,125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,289,250
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,077,190
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,077,190
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/11 at 100.00	AAA	4,934,163
	1998A, 5.250%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	11,542,959
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,254,680
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	3,456,928
2,330	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B,	3/08 at 101.00	Aaa	2,369,727
	4.750%, 3/01/18 (Pre-refunded 3/01/08) – FGIC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	5,252,000
	Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 (Pre-refunded 6/15/11) – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998A:
10	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	Aaa	10,115
50	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	AAA	50,575
820	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	870,036
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
1,075	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	1,125,181
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
155	5.125%, 8/01/25 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AAA	158,908
30	5.375%, 8/01/27 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AAA	30,836
120	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29	4/09 at 101.00	AAA	123,685
	(Pre-refunded 4/15/09) – MBIA Insured
5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	5,286,750
	4/01/19 (Pre-refunded 4/01/12) – FSA Insured
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional
	Facilities, Series 2000C:
6,000	5.125%, 1/01/23 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 100.00	AAA	6,245,640
2,000	5.250%, 1/01/30 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 100.00	AAA	2,090,000
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/17 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/18 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/20 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/21 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/22 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/23 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/24 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/26 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552
525	5.875%, 6/15/28 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	554,552

74,625	Total U.S. Guaranteed			77,148,677

	Utilities – 11.5% (7.2% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,855,840
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,761,120
15,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	6,262,200
3,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	1,188,990
4,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	1,685,205
3,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	1,069,650
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,080,400
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	6,275,762
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	8,042,312
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	774,218
	5.000%, 12/01/35 – CIFG Insured
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	6,233,100
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
	Power Authority of the State of New York, General Revenue Bonds, Series 2006A:
970	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	1,024,281
650	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	684,028

58,615	Total Utilities			39,937,106

	Water and Sewer – 4.9% (3.1% of Total Investments)
1,245	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,327,481
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,302,763
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,142,178
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,360,499
	6/01/28 – MBIA Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	Aaa	1,099,324
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured

17,720	Total Water and Sewer			17,232,245

$ 551,317	Total Investments (cost $534,914,380) – 159.5%			553,609,422

	Floating Rate Obligations – (5.3)%			(18,400,000)

	Other Assets Less Liabilities – 1.4%			4,884,587

	Preferred Shares, at Liquidation Value – (55.6)%			(193,000,000)

	Net Assets Applicable to Common Shares – 100%			$347,094,009

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $516,390,874.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$20,640,377
Depreciation	(1,812,036)

Net unrealized appreciation (depreciation) of investments	$18,828,341

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.